Long-term investments - Long-term investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term investments
Beginning balance	¥ 74,858	¥ 142,599	¥ 137,357
Investments made	11,600	4,050	9,500
Income (loss) from equity method investments	(723)	(3,726)	(523)
Partially disposal of an equity investment using the equity method			(700)
Disposal of equity investments using the measurement alternative	(3,000)	(18,950)
Fair value change through earnings (including adjustment of subsequent price changes)	418	(4,811)	(8,079)
Changes from a subsidiary to equity investment using the equity method		62	4,900
Impairment loss	(44,514)	(44,514)
Currency translation adjustment	(214)	148	144
Ending balance	82,939	74,858	142,599
Equity investment using the measurement alternative
Long-term investments
Beginning balance	4,662	67,964	58,464
Investments made	1,500	100	9,500
Disposal of equity investments using the measurement alternative	(3,000)	(18,950)
Changes from a subsidiary to equity investment using the equity method		62
Impairment loss		(44,514)
Ending balance	3,162	4,662	67,964
Equity investment using the equity method
Long-term investments
Beginning balance	16,616	16,244	12,423
Investments made	5,100	3,950
Income (loss) from equity method investments	(723)	(3,726)	(523)
Partially disposal of an equity investment using the equity method			(700)
Changes from a subsidiary to equity investment using the equity method			4,900
Currency translation adjustment	(214)	148	144
Ending balance	20,779	16,616	16,244
Investment accounted for at fair value
Long-term investments
Beginning balance	53,580	58,391	66,470
Investments made	5,000
Fair value change through earnings (including adjustment of subsequent price changes)	418	(4,811)	(8,079)
Ending balance	¥ 58,998	¥ 53,580	¥ 58,391